Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DRIEHAUS MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2016
Driehaus Emerging Markets Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Driehaus Emerging Markets Small Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Driehaus Emerging Markets Small Cap Growth Fund seeks to maximize capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 306% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	306.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund uses a growth style of investment in equity securities, including common and preferred stocks, American Depositary Receipts and Global Depositary Receipts, and in equity-convertible securities, such as warrants, rights and options. Under normal market conditions, the Fund invests substantially all (no less than 80%) of its net assets (plus the amount of borrowings for investment purposes) in small capitalization emerging markets companies. For purposes of the Fund, the investment adviser currently considers a company to be a small capitalization company if it is within the same market capitalization range at the time of investment as those included in the MSCI Emerging Markets Small Cap Index. As of the date of this Prospectus, 100% of the MSCI Emerging Markets Small Cap Index consisted of companies with a market capitalization of less than $4 billion. The Fund will provide shareholders 60 days' prior written notice of a change in the Fund's non-fundamental policy of investing at least 80% of its net assets in small capitalization emerging markets companies. The Fund's investments in options on emerging markets company stocks and emerging markets exchange-traded funds will be counted toward its policy to invest at least 80% of its net assets in small cap emerging markets companies under normal market conditions. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund may invest in companies with limited operating histories. The Fund may purchase or write options on equity securities, exchange-traded funds and other similar securities as well as on futures and foreign currencies. The Fund may also engage in short sale transactions. The primary purpose of these activities is to hedge exposures within the Fund's portfolio but the Fund may also do so speculatively for purposes of profiting from the movements of underlying securities. In seeking to achieve its desired investment objective, the Fund may invest in deliverable and non-deliverable foreign currency forwards, sovereign debt, credit default swaps, and interest rate swaps. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund frequently and actively trades its portfolio securities. Investment decisions for the Fund's growth style of investing are based on the determination that a company's revenue and earnings growth can materially exceed market expectations and that the security is at an attractive entry point. This decision involves evaluating fundamental factors, including the company's business model, the competitive landscape, upcoming product introductions and recent and projected financial metrics. The decision is also based on the evaluation of technical or market factors, including price and volume trends, relative strength and institutional interest. To a lesser extent, the Fund's investment adviser also utilizes macroeconomic or country-specific analyses to evaluate the sustainability of a company's growth rate. The Fund sells holdings for a variety of reasons, including the deterioration of the earnings profile, the violation of specific technical thresholds, to shift into securities with more compelling risk/reward characteristics or to alter sector or country exposure.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for long-term investors who can accept the risks involved in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Market Risk. The Fund is subject to market risk, which is the possibility that stock prices overall will decline over short or long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund's shares.

Growth Stock Risk. Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and, if it is not realized, may result in a loss to the Fund. Growth stock prices also tend to be more volatile than the overall market.

Foreign Securities and Currencies Risk. The Fund invests in foreign securities. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, illiquidity, expropriation, devaluation or other adverse political or social developments.

To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall net asset value. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad.

Emerging Market Risk. The Fund invests primarily in emerging markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Small- and Medium-Sized Company Risk. The Fund invests in companies that are smaller, less established, with less liquid markets for their stock, and therefore may be riskier investments. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. The value of securities of smaller, less well known issuers can be more volatile than that of larger issuers.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Main Risks of Derivatives. Derivative instruments (such as swaps, options, futures and forwards) often have risks similar to their underlying currency, security or index, in addition to other risks. The use of derivatives also involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, since the Fund may invest in derivatives for speculative purposes, losses from speculative positions in a derivative may be much greater than the derivative's original cost and may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction could default. Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of its corresponding instrument.

                  Deliverable and Non-Deliverable Foreign Currency Forwards and Options Risk. Deliverable and non-deliverable foreign currency forward and options contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward and options contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund's ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

                  Options and Futures Contracts Risk. Participation in the options or futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Fund's investment adviser's prediction of movements in the underlying reference securities, interest rate or currency markets is inaccurate, the Fund could be in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

                  Swaps Risk. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the agreement), credit risk and pricing risk (i.e., swaps may be difficult to value). In addition, it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. As a result of the Dodd-Frank Act, certain swap agreements may be cleared through a clearinghouse and traded on an exchange or swap execution facility. The regulation of swaps markets has increased over the last few years, and future regulation of the swaps markets may make swaps more costly, may limit the availability of swaps, or may otherwise adversely affect the value or performance of swaps. Any such adverse future developments could impair the effectiveness of the Fund's swaps transactions and cause the Fund to lose value.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market's assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund's overall risk level will depend on the countries and market sectors in which the Fund is invested. Because the Fund may have significant weightings in a particular company, country, industry or market sector, the value of Fund shares may be affected by events that adversely affect that company, country, industry or market sector and may fluctuate more than that of a less focused fund.

High Rates of Turnover. It is anticipated that the Fund will experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the Fund's investment adviser manages the Fund will impact the Fund's performance. The Fund may lose money if the investment adviser's investment strategy does not achieve the Fund's objective or the investment adviser does not implement the strategy successfully.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market's assessment of the issuers than a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of two broad-based securities indices. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-800-560-6111.

The Fund’s performance shown below includes the performance of the Driehaus Emerging Markets Small Cap Growth Fund, L.P. (the “Predecessor Limited Partnership”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Limited Partnership was managed with substantially the same investment objective, policies and philosophies as are followed by the Fund. The Predecessor Limited Partnership was established on December 1, 2008, and the Fund succeeded to the Predecessor Limited Partnership’s assets on August 22, 2011. The Predecessor Limited Partnership was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Limited Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Predecessor Limited Partnership’s performance has been restated to reflect estimated expenses of the Fund. After-tax performance returns are not included for the Predecessor Limited Partnership. The Predecessor Limited Partnership was not a regulated investment company under Subchapter M of the Internal Revenue Code and therefore did not distribute current or accumulated earnings and profits and was not subject to the diversification and source of income requirements applicable to regulated investment companies.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility — or variability — of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of two broad-based securities indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-560-6111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.driehaus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns for the years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 35.39% (quarter ended 6/30/09) and the lowest return for a quarter was –17.13% (quarter ended 9/30/11).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Driehaus Emerging Markets Small Cap Growth Fund | Driehaus Emerging Markets Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
1 Year	rr_ExpenseExampleYear01	$ 172
3 Years	rr_ExpenseExampleYear03	533
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	$ 1,998
2009	rr_AnnualReturn2009	60.95%
2010	rr_AnnualReturn2010	26.09%
2011	rr_AnnualReturn2011	(14.29%)
2012	rr_AnnualReturn2012	28.83%
2013	rr_AnnualReturn2013	12.11%
2014	rr_AnnualReturn2014	5.77%
2015	rr_AnnualReturn2015	(10.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.13%)
1 Year	rr_AverageAnnualReturnYear01	(10.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 22, 2011
Driehaus Emerging Markets Small Cap Growth Fund | Including Predecessor Limited Partnership | Driehaus Emerging Markets Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	13.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2008
Driehaus Emerging Markets Small Cap Growth Fund | Return After Taxes on Distributions | Driehaus Emerging Markets Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 22, 2011
Driehaus Emerging Markets Small Cap Growth Fund | Return After Taxes on Distributions | Including Predecessor Limited Partnership | Driehaus Emerging Markets Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2008
Driehaus Emerging Markets Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Driehaus Emerging Markets Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 22, 2011
Driehaus Emerging Markets Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Including Predecessor Limited Partnership | Driehaus Emerging Markets Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2008
Driehaus Emerging Markets Small Cap Growth Fund | MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 22, 2011
Driehaus Emerging Markets Small Cap Growth Fund | MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes) | Including Predecessor Limited Partnership
Risk/Return:	rr_RiskReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	(2.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	14.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2008
Driehaus Emerging Markets Small Cap Growth Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 22, 2011
Driehaus Emerging Markets Small Cap Growth Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) | Including Predecessor Limited Partnership
Risk/Return:	rr_RiskReturnAbstract
5 Years	rr_AverageAnnualReturnYear05	(4.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2008